RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the three months March 31, 2022 and December 31, 2021:

	Three Months Ended
	March 31,	December 31,
	2022	2021

Balance due from Sanovas – beginning of period	$142,721	$164,233

Costs paid by Sanovas on the Company’s behalf	21,659	33,563
Costs of Sanovas allocated to the Company	75,672	53,357
Proceeds from (repayment of) costs charged by Sanovas to the Company, net	113,380	(108,432)

Balance due to Sanovas - end of period	$353,432	$142,721

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2021 and 2020:

	For The Years Ended
	December 31,
	2021	2020

Balance due from Sanovas – beginning of year	$(15,069)	$-

Costs and expenses paid by Sanovas on behalf of the Company	68,073	127,967
Costs allocated to the Company by Sanovas	803,997	1,301,246
Repayment of amounts charged by Sanovas, net	(323,922)	(1,086,156)

Subtotal	548,148	343,057
Retirement of due to Sanovas through the issuance of 390,358 and 358,126 shares of common stock in 2021 and 2020, respectively, to Sanovas Ophthalmology	(390,358)	(358,126)

Balance due to (from) Sanovas - end of year	$142,721	$(15,069)